Long term investments	12 Months Ended
Dec. 31, 2018
ZHEJIANG TIANLAN
Long term investments

The Group's long-term investments consist of minority ownership interests in two limited liability companies, generally from private equity arrangements. These investments are carried under the equity method of accounting, with changes in the carrying value reported as realized gains or losses in the consolidated financial statements.